Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALIC Co I
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Document Creation Date	dei_DocumentCreationDate	May 03, 2021